Other current receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Current Receivables [Abstract]
Summary of Other Current Receivables

Other current receivables are analysed as follows:

	31/12/21	31/12/20
VAT	3,588	3,690
Receivables from National Institute for Social Security	3,187	3,725
Receivables from VITA Group	1,374	—
Other	2,869	2,418
Total	11,018	9,833